Organization and Basis of Presentation - Summary of Significant Subsidiaries VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Place of establishment	E9
Sunlands Online Education HK Limited ("Sunlands HK")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Oct. 06, 2015
Place of establishment	K3
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Wuhan Studyvip Online Education Co., Limited ("Wuhan Zhibo")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 02, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of technical consultation and services
Wuhan Zhidao Online Education Technology Co., Ltd. ("Wuhan Shangde")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Jun. 25, 2019
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 27, 2013
Place of establishment	F4
Principal activities	Provision of education services
Guangzhou Shangzhi Side Technology Co., Ltd. ("Shangzhi Side")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 28, 2017
Place of establishment	F4
Principal activities	Provision of education services